UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 – February 28, 2014

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2014
Vanguard Money Market Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control. We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Prime Money Market Fund.	10
Federal Money Market Fund.	29
Admiral Treasury Money Market Fund.	40
About Your Fund’s Expenses.	49
Glossary.	51

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended February 28, 2014
	7-Day	Total
	SEC Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.01%	0.01%
Money Market Funds Average		0.00
Institutional Shares	0.06%	0.03%
Institutional Money Market Funds Average		0.00

Money Market Funds Average and Institutional Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Federal Money Market Fund	0.01%	0.01%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Admiral Treasury Money Market Fund	0.01%	0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

Despite the frustratingly slow pace of post-recession growth, the United States economy continues to move forward. This has raised the possibility that the Federal Reserve might increase short-term interest rates, after anchoring them in the neighborhood of zero more than five years ago. The current consensus is that a rate increase isn’t likely to occur until sometime in 2015, although that depends, of course, on economic circumstances and the Fed’s assessment of them, both of which are subject to change.

For now, the returns of Vanguard’s money market funds continue to be restrained by the Fed’s policy. Vanguard Prime Money Market Fund, Admiral Treasury Money Market Fund, and Federal Money Market Fund each returned 0.01% for the six months ended February 28, 2014. (Because of their lower costs, Institutional Shares of the Prime Money Market Fund returned 0.03%.) The average return of peer-group funds was 0.00%. Despite the low returns, the funds continued to carry out their primary goal of investing in money market assets of superior credit quality.

The funds’ 7-day SEC yields were similar to what they were six months ago. The yields for the Admiral Treasury Money Market Fund and the Investor Shares of the Prime Money Market Fund finished the period where they started it, at 0.01%; the yield for the Federal Money Market Fund dipped slightly, from 0.02% to

0.01%; and the yield for the Prime Money Market Fund’s Institutional Shares increased from 0.04% to 0.06%.

Before going on to discuss the markets, I want to mention an important transition at Vanguard. We announced last autumn that Robert F. Auwaerter, principal and head of Vanguard Fixed Income Group, intended to retire this spring. Later in this letter, I’ll have more to say about Bob’s important contributions to Vanguard during his 32-year career, and I’ll introduce his successor, Gregory Davis.

Bonds staged a rebound after last year’s swoon
The Fed’s policy on short-term rates has been accompanied by a massive bond-buying program aimed at lowering longer-term rates. (This program has, of course, had little effect on money market funds.) Beginning in January, the central bank began scaling back its monthly bond purchases. Bonds had slumped notably in 2013 as investors worried about the future of the Fed’s program, but they nevertheless delivered solid results for the six months. The broad U.S. taxable bond

Market Barometer
			Total Returns
		Periods Ended February 28, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.84%	0.15%	5.13%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.71	-0.21	5.68
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.05	0.08

Stocks
Russell 1000 Index (Large-caps)	15.67%	26.34%	23.63%
Russell 2000 Index (Small-caps)	17.75	31.56	26.63
Russell 3000 Index (Broad U.S. market)	15.83	26.74	23.86
FTSE All-World ex US Index (International)	12.20	12.19	17.71

CPI
Consumer Price Index	0.39%	1.13%	2.04%

market returned 2.84%, as the yield of the benchmark 10-year Treasury note finished the six months at 2.64%, down from 2.76% at the end of August. (Bond prices and yields move in opposite directions.)

Municipal bonds, which had declined sharply in the fiscal year ended August 31, regained some ground, returning 5.71%. The market had been roiled during the summer by headlines about Detroit’s bankruptcy and Puerto Rico’s fiscal woes, but as the headlines receded, investors seemed to take a more comprehensive view of state and local finances. Our chief investment officer, Tim Buckley, noted recently that, on the whole, “municipalities out there are actually doing a lot better than they were a few years ago.”

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 4.93%.

Mostly positive factors lifted U.S. stock markets
Favorable corporate earnings, generally positive economic news, improved investor sentiment, and the Fed’s accommodative bond-buying program—all of these factors helped the broad U.S. stock market post a strong six-month return of about 16%.

International stocks, in aggregate, returned about 12%. Most of the strength came from the developed markets of Europe. The developed markets of the Pacific region managed single-digit returns for the period, as did emerging markets,

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.17%	0.10%	0.23%
Federal Money Market Fund	0.14	—	0.14
Admiral Treasury Money Market Fund	0.09	—	0.12

The fund expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.14% for Investor Shares and 0.10% for Institutional Shares; for the Federal Money Market Fund, 0.10%; for the Admiral Treasury Money Market Fund, 0.06%. The expense ratios for the six months ended February 28, 2014, for the Prime Money Market Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Prime Money Market Fund Investor Shares, 0.16%; for the Federal Money Market Fund, 0.11%; for the Admiral Treasury Money Market Fund, 0.09%.

Peer groups: For the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds. In most, if not all, cases, the expense ratios for funds in the peer groups are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market funds’ expense ratios in the table above do not reflect expense reductions.

which have seen particularly volatile results amid concerns about China’s slowing economy and the effects of interest rate changes as the Fed winds down its stimulus.

The advisor has made selective investments in Europe
In making its investments, the Vanguard Money Market Funds take a conservative stance—investing only in money market securities that are rated in one of the two highest credit-quality categories (as determined by nationally recognized credit-rating services). Treasury securities are, of course, backed by the full faith and credit of the United States and are the “go-to” asset whenever investors become more fearful about economic and market events. Federal agency securities, the focus of the Federal Money Market Fund, have virtually the same credit quality as securities issued by the U.S. government.

For securities issued by banks and corporations, the ultimate decision on which securities to purchase is based on the portfolio manager’s independent analysis of the financial strength of issuers. A key component of that analysis is the quality of a bank’s capital, which serves as a reserve against losses.

Treasuries and other U.S. government obligations accounted for almost 40% of the Prime Money Market Fund’s assets,

Changes in Yields
			7-Day SEC Yield
	February 28,	August 31,	February 28,
Money Market Fund	2014	2013	2013
Prime
Investor Shares	0.01%	0.01%	0.01%
Institutional Shares	0.06	0.04	0.07
Federal	0.01	0.02	0.01
Admiral Treasury	0.01	0.01	0.01

as of February 28. About 40% consisted of certificates of deposits issued by banks, and about 20% was in commercial paper (a form of short-term loan) issued by both banks and corporations.

The geographical diversity of the fund’s bank CD and commercial paper investments widened beyond the United States, Australia, and Canada during the period. The fund reentered the European market in the fall, and exposure to European banks grew to about 24% of assets as of February 28. Although Europe continues to face economic challenges, some improvements have occurred, aided by the expansionary policies of the European Central Bank and the Bank of England. This, along with notable improvements in banks’ capital positions, led the portfolio manager to selectively increase the fund’s exposure to CDs and commercial paper issued by banking institutions in the United Kingdom, Norway, Sweden, Switzerland, and the Netherlands. (Overseas investments are denominated in U.S. dollars.)

Bob Auwaerter’s retirement marks the end of a remarkable era
In mid-September 2008, about two weeks after I succeeded Jack Brennan as Vanguard’s chief executive officer, Lehman Brothers went bankrupt, igniting the nation’s worst financial crisis in 70 years. It was, to put it mildly, an extremely challenging time. Through it all, I was able to depend on Bob Auwaerter’s strong command of the Fixed Income Group, which persevered under these treacherous conditions. Although that was a difficult period for Vanguard and the industry, it was far from the only time I was grateful to have Bob at the helm of our bond group.

Bob, who joined Vanguard in 1981, was an original member of the three-person Fixed Income Group, headed by Ian MacKinnon. Over the years, Bob held various leadership roles in the department, and he eventually succeeded Ian as its head in 2003. He earned a reputation at Vanguard and within the industry as an extremely dedicated, honest, and insightful decision-maker and leader.

The Fixed Income Group that Bob helped start had initial total assets of about $1.3 billion in seven funds. He tracked his positions in the two funds he managed then on index cards stored in a small metal box. Thirty-two years later, the 120-person group oversees $750 billion, which represents nearly one-third of Vanguard’s assets under management.

On behalf of our clients, I thank Bob for more than three decades of exemplary service and wish him the best in his retirement.

We’re fortunate that Greg Davis will become the head of the Fixed Income Group. Greg currently serves as chief investment officer for the Asia Pacific region and as a director of Vanguard Investments Australia. He joined Vanguard in 1999 and had been head of bond indexing and a senior portfolio manager in the Fixed Income Group. Greg is an eminently qualified successor and has a strong commitment to the Vanguard way of investing. I couldn’t be more confident in his ability to lead the Fixed Income Group and its deep and talented team.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 11, 2014

Advisor’s Report

For the six months ended February 28, 2014, the Investor Shares of Vanguard Prime Money Market Fund returned 0.01%, and the Institutional Shares returned 0.03%, a consequence of their lower expense ratio. The Federal Money Market Fund and the Admiral Treasury Fund both returned 0.01%. The average return for each fund’s peer group was 0%.

The economic and market environment
Short-term interest rates have remained at rock bottom levels since the Federal Reserve set its target interest rate between 0% and 0.25% in December 2008. (This rate, known as the federal funds rate, applies to overnight lending between banks and can be influenced easily by the central bank.) Fortunately, we are seeing improving trends in GDP that may lead to a pickup in the pace of job growth. With inflation appearing to be under control, a sustained resurgence in job growth is the one element that has eluded the Fed.

What will this mean for money market yields? Unfortunately, our forecast is for money market rates to remain at rock-bottom levels throughout 2014. After such a prolonged period of economic weakness, the Fed may be reluctant to raise rates too quickly, preferring to look for confirmation of a sustained recovery.

Before the Fed returns to using more traditional monetary policy tools, it needs to close out its quantitative easing program, which was part of the extraordinary measures implemented to stimulate the economy during the financial crisis. The Fed recently took steps to this end by gradually tapering the size of the program. We anticipate the tapering phase to be completed sometime in the fall of 2014.

Management of the funds
We continue to seek the best opportunities available in the market for U.S. Treasury and federal agency securities, which are the focus of the Admiral Treasury and Federal Money Market Funds. The Prime Money Market Fund has a wider investment mandate; it invests not only in Treasuries and agencies but also in private-sector securities, including certificates of deposit and commercial paper.

Within the global banking sector, capital positions have strengthened in response to stiffer regulatory requirements in the aftermath of the financial crisis. Our credit team has been closely monitoring these conditions as one of many factors it uses to analyze the strength of an issuer. In some cases the team’s analysis has confirmed the renewed strength brought about by regulatory reforms and has led it to recommend bringing back some credits that were sidelined a few years ago. These include, for example, CDs and commercial paper issued by banks in the United Kingdom and Northern Europe.

Credit analysis is a dynamic process, in particular for money market funds, where safety and liquidity are the highest priorities. I’m especially proud of our credit analysts’

performance during the financial crisis. The decisions they made steered us clear of the risks that others failed to see. They are the unsung heroes who work behind the scenes but play a critical role in managing your assets.

The reporting period was also marked by innovation: The Treasury issued two-year floating-rate notes, and the Federal Reserve began a pilot program involving overnight repurchase agreements. We declined to invest in the floating-rate notes, which have a variable interest rate that is pegged to a benchmark, in their first auctions in January and February because we thought prices were too high. We expect that these notes will be part of our asset mix in the future, but only when the price is right.

The repurchase agreements, or “repos,” are similar to other repo transactions we enter into, except that the counterparty to the transaction is the Federal Reserve. From a credit quality perspective, we’re excited to have an opportunity to invest with the Fed and expect these transactions to become an important component of the Prime and Federal Money Market Funds asset mix in the future.

Outlook for money market reforms
Since the financial crisis, the money market industry has been undergoing a variety of reforms aimed at further strengthening the stability and safety of its funds. In the pipeline are additional proposals from the U.S. Securities and Exchange Commission that go beyond what it has previously adopted. As we have noted before, we welcome the commission’s efforts and the opportunity to review and comment on its proposals. In doing so, our paramount goal has been to ensure that your interests are represented.

David R. Glocke, Principal
Vanguard Fixed Income Group
March 19, 2014

Prime Money Market Fund

Fund Profile
As of February 28, 2014

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.17%	0.10%
7-Day SEC Yield	0.01%	0.06%
Average Weighted
Maturity	57 days	57 days

Sector Diversification (% of portfolio)
Certificates of Deposit	6.5%
U.S. Commercial Paper	6.3
U.S. Government Obligations	14.5
U.S. Treasury Bills	23.7
Yankee/Foreign	46.7
Other	2.3

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratios were 0.14% for Investor Shares and 0.10% for Institutional Shares. The expense ratio for the six months ended February 28, 2014, for the Investor Shares reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2003, Through February 28, 2014
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2004	0.83%	0.39%
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.00

7-day SEC yield (2/28/2014): 0.01%
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.02%	0.14%	1.74%
Institutional Shares	10/3/1989	0.06	0.24	1.88

See Financial Highlights for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (37.8%)
2	Fannie Mae Discount Notes	0.100%	3/26/14	75,500	75,495
2	Fannie Mae Discount Notes	0.125%	6/2/14	100,000	99,968
2	Fannie Mae Discount Notes	0.135%	6/4/14	32,258	32,247
2	Fannie Mae Discount Notes	0.128%	6/11/14	71,000	70,974
3	Federal Home Loan Bank Discount Notes	0.105%	3/12/14	25,000	24,999
3	Federal Home Loan Bank Discount Notes	0.105%–0.110%	3/19/14	55,887	55,884
3	Federal Home Loan Bank Discount Notes	0.105%–0.110%	3/21/14	615,812	615,775
3	Federal Home Loan Bank Discount Notes	0.109%	3/26/14	27,000	26,998
3	Federal Home Loan Bank Discount Notes	0.100%–0.110%	3/28/14	439,753	439,719
3	Federal Home Loan Bank Discount Notes	0.110%	5/9/14	115,000	114,976
3	Federal Home Loan Bank Discount Notes	0.128%	6/4/14	175,000	174,941
3	Federal Home Loan Bank Discount Notes	0.135%	6/11/14	179,000	178,932
3	Federal Home Loan Bank Discount Notes	0.135%	6/13/14	250,000	249,902
3	Federal Home Loan Bank Discount Notes	0.135%	6/18/14	399,750	399,587
3	Federal Home Loan Bank Discount Notes	0.135%–0.140%	6/20/14	175,000	174,926
3	Federal Home Loan Bank Discount Notes	0.140%	6/25/14	253,000	252,886
3	Federal Home Loan Bank Discount Notes	0.130%	6/27/14	90,000	89,962
3	Federal Home Loan Bank Discount Notes	0.128%–0.130%	7/2/14	182,050	181,969
3	Federal Home Loan Bank Discount Notes	0.128%–0.130%	7/7/14	342,000	341,842
[3,4]	Federal Home Loan Banks	0.109%	4/3/14	1,465,000	1,465,000
[3,4]	Federal Home Loan Banks	0.096%	4/25/14	388,000	388,000
[3,4]	Federal Home Loan Banks	0.097%	6/5/14	400,000	400,000
[3,4]	Federal Home Loan Banks	0.097%	6/5/14	150,000	150,000
[3,4]	Federal Home Loan Banks	0.098%	6/6/14	931,500	931,500
[3,4]	Federal Home Loan Banks	0.098%	6/6/14	1,400,000	1,400,000
[3,4]	Federal Home Loan Banks	0.099%	7/3/14	482,000	482,000
[3,4]	Federal Home Loan Banks	0.094%	8/13/14	177,400	177,400
[3,4]	Federal Home Loan Banks	0.139%	10/1/14	150,000	149,982
[3,4]	Federal Home Loan Banks	0.104%	11/3/14	199,000	199,000
[3,4]	Federal Home Loan Banks	0.110%	2/27/15	496,000	495,950
[3,4]	Federal Home Loan Banks	0.117%	3/10/15	97,500	97,500
[2,4]	Federal National Mortgage Assn.	0.136%	9/11/14	2,350,000	2,349,747
[2,4]	Federal National Mortgage Assn.	0.124%	2/27/15	3,350,000	3,349,165
[2,4]	Federal National Mortgage Assn.	0.127%	8/5/15	1,775,000	1,774,484
2	Freddie Mac Discount Notes	0.090%	3/3/14	2,553	2,553

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
2 Freddie Mac Discount Notes	0.115%	5/5/14	70,900	70,885
2 Freddie Mac Discount Notes	0.115%	5/6/14	114,800	114,776
2 Freddie Mac Discount Notes	0.120%	6/2/14	422,808	422,677
2 Freddie Mac Discount Notes	0.125%	6/9/14	84,520	84,491
2 Freddie Mac Discount Notes	0.135%	6/25/14	495,500	495,284
United States Treasury Bill	0.083%	5/8/14	1,000,000	999,844
United States Treasury Bill	0.095%	5/15/14	1,000,000	999,802
United States Treasury Bill	0.098%–0.100%	5/22/14	1,500,000	1,499,663
United States Treasury Bill	0.098%	5/29/14	1,000,000	999,759
United States Treasury Bill	0.105%–0.106%	6/5/14	1,196,000	1,195,663
United States Treasury Bill	0.096%–0.098%	6/12/14	1,115,000	1,114,692
United States Treasury Bill	0.088%	6/19/14	750,000	749,798
United States Treasury Bill	0.087%	6/26/14	395,000	394,888
United States Treasury Bill	0.110%	8/14/14	2,500,000	2,498,732
United States Treasury Note/Bond	1.250%	3/15/14	1,225,000	1,225,538
United States Treasury Note/Bond	0.250%	3/31/14	557,000	557,065
United States Treasury Note/Bond	1.750%	3/31/14	996,000	997,332
United States Treasury Note/Bond	1.250%	4/15/14	599,000	599,837
United States Treasury Note/Bond	0.250%	4/30/14	606,500	606,629
United States Treasury Note/Bond	1.875%	4/30/14	3,165,000	3,174,249
United States Treasury Note/Bond	1.000%	5/15/14	729,000	730,331
United States Treasury Note/Bond	4.750%	5/15/14	915,000	923,783
United States Treasury Note/Bond	0.250%	5/31/14	1,456,600	1,457,052
United States Treasury Note/Bond	2.250%	5/31/14	497,500	500,130
United States Treasury Note/Bond	0.750%	6/15/14	250,000	250,437
United States Treasury Note/Bond	0.250%	6/30/14	191,750	191,855
United States Treasury Note/Bond	2.625%	6/30/14	497,600	501,749
United States Treasury Note/Bond	0.625%	7/15/14	293,000	293,590
United States Treasury Note/Bond	0.125%	7/31/14	198,000	198,020
United States Treasury Note/Bond	2.625%	7/31/14	526,000	531,595
United States Treasury Note/Bond	0.500%	8/15/14	128,750	128,990
United States Treasury Note/Bond	4.250%	8/15/14	550,000	560,450
United States Treasury Note/Bond	0.250%	8/31/14	638,000	638,483
United States Treasury Note/Bond	2.375%	8/31/14	1,240,000	1,253,930
United States Treasury Note/Bond	0.250%	9/15/14	1,235,000	1,235,903
United States Treasury Note/Bond	0.250%	9/30/14	648,000	648,567
United States Treasury Note/Bond	2.375%	9/30/14	396,000	401,182
United States Treasury Note/Bond	0.500%	10/15/14	100,000	100,238
United States Treasury Note/Bond	2.375%	10/31/14	655,000	664,797
United States Treasury Note/Bond	0.375%	11/15/14	800,000	801,480
United States Treasury Note/Bond	4.250%	11/15/14	157,000	161,555
United States Treasury Note/Bond	2.125%	11/30/14	938,000	952,117
Total U.S. Government and Agency Obligations (Cost $49,342,101)				49,342,101
Commercial Paper (20.8%)
Bank Holding Company (0.3%)
State Street Corp.	0.150%	3/5/14	246,000	245,996
State Street Corp.	0.150%	3/10/14	197,000	196,993
				442,989
Finance—Auto (1.1%)
American Honda Finance Corp.	0.140%–0.150%	3/5/14	74,750	74,749
American Honda Finance Corp.	0.140%	3/6/14	59,250	59,249
American Honda Finance Corp.	0.140%	3/7/14	49,750	49,749
American Honda Finance Corp.	0.150%	3/17/14	49,250	49,247
American Honda Finance Corp.	0.120%	4/8/14	39,500	39,495

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	American Honda Finance Corp.	0.120%	4/10/14	64,250	64,241
4	Toyota Motor Credit Corp.	0.185%	3/17/14	221,000	221,000
4	Toyota Motor Credit Corp.	0.185%	3/19/14	194,000	194,000
	Toyota Motor Credit Corp.	0.200%	4/9/14	16,000	15,996
	Toyota Motor Credit Corp.	0.200%	4/10/14	168,000	167,963
	Toyota Motor Credit Corp.	0.210%	4/15/14	23,750	23,744
	Toyota Motor Credit Corp.	0.210%	5/5/14	31,500	31,488
	Toyota Motor Credit Corp.	0.200%	5/7/14	40,000	39,985
	Toyota Motor Credit Corp.	0.210%	5/12/14	147,650	147,588
4	Toyota Motor Credit Corp.	0.187%	7/7/14	74,000	74,000
4	Toyota Motor Credit Corp.	0.199%	10/31/14	158,000	158,000
					1,410,494
Finance—Other (2.4%)
5	Chariot Funding LLC	0.150%	4/8/14	38,500	38,494
	General Electric Capital Corp.	0.190%	4/2/14	247,000	246,958
	General Electric Capital Corp.	0.190%	4/4/14	248,000	247,955
	General Electric Capital Corp.	0.190%	4/8/14	198,000	197,960
	General Electric Capital Corp.	0.210%	4/17/14	250,000	249,931
	General Electric Capital Corp.	0.200%	5/6/14	326,500	326,380
	General Electric Capital Corp.	0.200%	5/7/14	250,000	249,907
	General Electric Capital Corp.	0.200%	5/8/14	198,500	198,425
	General Electric Capital Corp.	0.190%	5/19/14	148,500	148,438
	General Electric Capital Corp.	0.190%	6/2/14	173,000	172,915
	General Electric Capital Corp.	0.175%	7/11/14	99,250	99,186
	General Electric Capital Corp.	0.180%	8/4/14	80,000	79,938
5	Govco LLC	0.190%	5/15/14	158,000	157,937
5	Jupiter Securitization Co. LLC	0.150%	4/3/14	38,500	38,495
5	Old Line Funding LLC	0.150%	3/20/14	267,000	266,979
5	Old Line Funding LLC	0.150%–0.170%	3/21/14	114,000	113,990
5	Old Line Funding LLC	0.150%	3/27/14	30,000	29,997
5	Old Line Funding LLC	0.150%	4/3/14	39,000	38,995
5	Old Line Funding LLC	0.150%	4/7/14	113,212	113,195
[4,5]	Old Line Funding LLC	0.197%	5/9/14	23,000	23,002
5	Old Line Funding LLC	0.150%	5/19/14	63,750	63,729
					3,102,806
Foreign Banks (11.8%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.145%	3/17/14	81,000	81,000
5	Australia & New Zealand Banking Group, Ltd.	0.150%	5/14/14	221,000	220,932
5	Australia & New Zealand Banking Group, Ltd.	0.150%	5/19/14	39,000	38,987
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.155%	5/27/14	150,000	149,993
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.164%	8/13/14	239,000	238,998
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.194%	8/20/14	92,500	92,501
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.214%	9/16/14	40,000	40,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.224%	11/20/14	250,000	250,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.226%	2/25/15	417,000	417,000
[4,5]	Commonwealth Bank of Australia	0.159%	4/3/14	145,000	145,000
[4,5]	Commonwealth Bank of Australia	0.168%	5/6/14	160,000	159,999
5	Commonwealth Bank of Australia	0.210%	5/6/14	100,000	99,962
[4,5]	Commonwealth Bank of Australia	0.165%	5/12/14	158,000	157,999
[4,5]	Commonwealth Bank of Australia	0.225%	9/25/14	750,000	750,000
[4,5]	Commonwealth Bank of Australia	0.226%	10/24/14	39,500	39,508
[4,5]	Commonwealth Bank of Australia	0.239%	11/28/14	90,000	90,000
[4,5]	Commonwealth Bank of Australia	0.227%	12/5/14	198,000	198,000
[4,5]	Commonwealth Bank of Australia	0.224%	1/16/15	142,000	141,993
[4,5]	Commonwealth Bank of Australia	0.237%	2/6/15	173,000	172,991

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
[4,5]	Commonwealth Bank of Australia	0.234%	2/13/15	81,000	80,997
[4,5]	Commonwealth Bank of Australia	0.226%	2/20/15	223,000	222,994
5	DNB Bank ASA	0.150%	3/10/14	150,000	149,994
5	National Australia Funding Delaware Inc.	0.200%	6/2/14	83,000	82,957
[4,5]	National Australia Funding Delaware Inc.	0.174%	7/15/14	125,000	125,000
[4,5]	National Australia Funding Delaware Inc.	0.169%	7/28/14	1,000,000	1,000,000
[4,5]	National Australia Funding Delaware Inc.	0.174%	8/26/14	373,000	373,000
5	Nordea Bank AB	0.182%	3/3/14	87,000	86,999
5	Nordea Bank AB	0.180%–0.183%	3/7/14	181,300	181,295
5	Nordea Bank AB	0.220%	3/10/14	130,000	129,993
5	Nordea Bank AB	0.220%	3/12/14	45,000	44,997
5	Nordea Bank AB	0.220%	3/17/14	100,000	99,990
5	Nordea Bank AB	0.220%	3/18/14	200,000	199,979
5	Nordea Bank AB	0.210%	5/1/14	200,000	199,929
5	Nordea Bank AB	0.210%	5/5/14	82,600	82,569
5	Nordea Bank AB	0.210%	5/7/14	100,000	99,961
5	Nordea Bank AB	0.190%	5/15/14	576,000	575,772
5	Nordea Bank AB	0.170%	6/5/14	99,000	98,955
	Rabobank USA Financial Corp.	0.220%	5/8/14	28,000	27,988
5	Skandinaviska Enskilda Banken AB	0.210%	3/10/14	250,000	249,987
5	Skandinaviska Enskilda Banken AB	0.210%	3/11/14	400,000	399,977
5	Skandinaviska Enskilda Banken AB	0.200%	4/7/14	375,000	374,923
5	Skandinaviska Enskilda Banken AB	0.200%	4/8/14	325,000	324,931
5	Skandinaviska Enskilda Banken AB	0.200%	4/10/14	480,000	479,893
5	Svenska HandelsBanken Inc.	0.205%	5/5/14	175,000	174,935
5	Svenska HandelsBanken Inc.	0.205%	5/6/14	282,000	281,894
5	Svenska HandelsBanken Inc.	0.205%	5/7/14	213,000	212,919
5	Svenska HandelsBanken Inc.	0.205%	5/19/14	200,000	199,910
	Swedbank AB	0.205%	3/3/14	200,000	199,998
	Swedbank AB	0.205%	3/4/14	200,000	199,997
	Swedbank AB	0.205%	3/5/14	200,000	199,996
	Swedbank AB	0.205%	3/6/14	200,000	199,994
	Swedbank AB	0.145%	3/10/14	100,000	99,996
	Swedbank AB	0.145%	3/11/14	175,000	174,993
	Swedbank AB	0.145%	3/12/14	195,000	194,991
	Swedbank AB	0.145%	3/13/14	200,000	199,990
	Swedbank AB	0.145%	3/14/14	70,000	69,996
	Swedbank AB	0.190%	5/15/14	106,000	105,958
	Swedbank AB	0.190%	5/16/14	93,000	92,963
	Swedbank AB	0.190%	5/19/14	93,000	92,961
	Swedbank AB	0.200%	6/16/14	174,000	173,897
	Swedbank AB	0.205%	6/18/14	197,500	197,377
	Swedbank AB	0.200%–0.205%	6/19/14	66,000	65,959
	Swedbank AB	0.200%	6/23/14	126,000	125,920
	Swedbank AB	0.200%	6/24/14	168,000	167,893
	Swedbank AB	0.200%	6/25/14	168,000	167,892
	Swedbank AB	0.200%	6/26/14	168,000	167,891
	Swedbank AB	0.200%	6/27/14	120,000	119,921
	Swedbank AB	0.200%	6/30/14	198,000	197,867
[4,5]	Westpac Banking Corp.	0.208%	8/7/14	100,000	100,000
[4,5]	Westpac Banking Corp.	0.224%	9/17/14	201,000	201,000
[4,5]	Westpac Banking Corp.	0.223%	9/19/14	201,000	201,000
[4,5]	Westpac Banking Corp.	0.226%	9/22/14	1,071,000	1,071,000
[4,5]	Westpac Banking Corp.	0.223%	11/14/14	97,000	97,000
[4,5]	Westpac Banking Corp.	0.227%	12/8/14	550,000	550,000
					15,484,051

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Foreign Governments (1.7%)
5 CDP Financial Inc.	0.150%	3/4/14	18,000	18,000
5 CDP Financial Inc.	0.150%	4/29/14	49,500	49,488
5 CDP Financial Inc.	0.150%	5/5/14	25,000	24,993
5 CDP Financial Inc.	0.150%	5/14/14	40,000	39,988
5 CDP Financial Inc.	0.180%–0.190%	7/21/14	108,600	108,521
6 CPPIB Capital Inc.	0.140%	3/3/14	28,750	28,750
6 CPPIB Capital Inc.	0.140%	3/7/14	12,000	12,000
6 CPPIB Capital Inc.	0.140%	3/10/14	215,000	214,992
6 CPPIB Capital Inc.	0.140%	3/12/14	125,000	124,995
6 CPPIB Capital Inc.	0.140%	3/20/14	62,000	61,995
6 CPPIB Capital Inc.	0.140%	4/3/14	173,500	173,478
6 CPPIB Capital Inc.	0.140%	4/7/14	19,500	19,497
6 CPPIB Capital Inc.	0.140%	4/8/14	71,000	70,990
6 CPPIB Capital Inc.	0.140%	4/10/14	74,750	74,738
6 CPPIB Capital Inc.	0.140%	5/1/14	50,000	49,988
6 CPPIB Capital Inc.	0.140%	5/20/14	20,000	19,994
6 CPPIB Capital Inc.	0.140%	5/30/14	247,750	247,663
6 PSP Capital Inc.	0.140%	3/3/14	21,750	21,750
6 PSP Capital Inc.	0.140%	3/11/14	36,000	35,999
6 PSP Capital Inc.	0.140%	3/13/14	13,000	12,999
6 PSP Capital Inc.	0.140%	5/7/14	17,750	17,745
6 PSP Capital Inc.	0.200%	5/13/14	74,000	73,970
6 PSP Capital Inc.	0.200%	5/20/14	99,500	99,456
6 PSP Capital Inc.	0.200%	5/21/14	34,500	34,484
6 PSP Capital Inc.	0.200%	5/22/14	44,500	44,480
6 PSP Capital Inc.	0.190%	6/17/14	20,000	19,989
6 PSP Capital Inc.	0.250%	7/23/14	31,000	30,969
6 PSP Capital Inc.	0.180%	8/18/14	32,750	32,722
Queensland Treasury Corp.	0.135%	5/27/14	299,000	298,902
Queensland Treasury Corp.	0.135%	5/28/14	100,000	99,967
				2,163,502
Foreign Industrial (1.1%)
5 Nestle Capital Corp.	0.170%	7/8/14	495,000	494,698
5 Nestle Capital Corp.	0.170%	7/10/14	297,000	296,816
Nestle Finance International Ltd.	0.170%	8/21/14	238,000	237,806
5 Reckitt Benckiser Treasury Services plc	0.120%	4/7/14	58,500	58,493
5 Reckitt Benckiser Treasury Services plc	0.120%	4/9/14	49,500	49,494
5 Siemens Capital Co. LLC	0.090%	3/4/14	1,239	1,239
5 Siemens Capital Co. LLC	0.120%	3/25/14	48,000	47,996
5 Siemens Capital Co. LLC	0.130%	3/26/14	73,500	73,493
5 Siemens Capital Co. LLC	0.120%	3/27/14	78,000	77,993
Toyota Credit Canada Inc.	0.220%	3/17/14	27,000	26,997
Toyota Credit Canada Inc.	0.220%	3/18/14	40,500	40,496
Toyota Credit Canada Inc.	0.210%	4/21/14	24,000	23,993
Toyota Credit Canada Inc.	0.230%	7/2/14	21,000	20,984
Toyota Credit Canada Inc.	0.230%	7/7/14	20,000	19,984
				1,470,482
Industrial (2.4%)
5 Emerson Electric Co.	0.120%	5/2/14	39,500	39,492
5 Emerson Electric Co.	0.120%	5/5/14	34,750	34,742
5 Google Inc.	0.140%	4/2/14	38,000	37,995
5 Procter & Gamble Co.	0.140%	6/9/14	158,000	157,939
5 Procter & Gamble Co.	0.140%	6/16/14	258,750	258,642

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 The Coca-Cola Co.	0.170%–0.180%	3/3/14	215,000	214,998
5 The Coca-Cola Co.	0.170%	3/4/14	125,000	124,998
5 The Coca-Cola Co.	0.170%	3/5/14	85,000	84,998
5 The Coca-Cola Co.	0.150%–0.180%	3/17/14	81,500	81,494
5 The Coca-Cola Co.	0.150%	3/18/14	49,500	49,497
5 The Coca-Cola Co.	0.170%	6/9/14	49,000	48,977
5 The Coca-Cola Co.	0.170%	6/10/14	82,500	82,461
5 The Coca-Cola Co.	0.180%	6/20/14	100,000	99,945
5 The Coca-Cola Co.	0.180%	6/23/14	147,000	146,916
5 The Coca-Cola Co.	0.180%	6/24/14	50,000	49,971
5 The Coca-Cola Co.	0.170%	7/7/14	166,500	166,399
5 The Coca-Cola Co.	0.170%	7/8/14	223,750	223,614
5 The Coca-Cola Co.	0.170%	7/9/14	99,000	98,939
5 The Coca-Cola Co.	0.170%	7/10/14	47,500	47,471
5 The Coca-Cola Co.	0.170%	7/11/14	210,000	209,869
5 The Coca-Cola Co.	0.170%	8/4/14	49,500	49,464
5 The Coca-Cola Co.	0.170%	8/5/14	115,700	115,614
5 The Coca-Cola Co.	0.180%	8/14/14	120,000	119,900
5 The Coca-Cola Co.	0.180%	8/15/14	40,000	39,967
5 The Coca-Cola Co.	0.180%	8/18/14	117,750	117,650
5 The Coca-Cola Co.	0.180%	8/19/14	59,500	59,449
5 The Coca-Cola Co.	0.180%	8/20/14	78,900	78,832
5 The Coca-Cola Co.	0.180%	8/21/14	39,900	39,865
5 The Coca-Cola Co.	0.180%	8/22/14	39,500	39,466
5 Wal-Mart Stores, Inc.	0.135%	5/19/14	185,000	184,945
				3,104,509
Total Commercial Paper (Cost $27,178,833)				27,178,833
Certificates of Deposit (37.3%)
Domestic Banks (5.4%)
Citibank NA	0.170%	3/3/14	1,034,000	1,034,000
Citibank NA	0.180%	3/10/14	800,000	800,000
Citibank NA	0.180%	3/11/14	655,000	655,000
Citibank NA	0.180%	3/11/14	398,500	398,500
Citibank NA	0.170%	5/19/14	62,500	62,500
Citibank NA	0.170%	5/19/14	163,500	163,500
4 Wells Fargo Bank NA	0.177%	3/10/14	490,000	490,000
4 Wells Fargo Bank NA	0.174%	3/27/14	555,000	555,000
4 Wells Fargo Bank NA	0.177%	5/6/14	431,000	431,000
4 Wells Fargo Bank NA	0.176%	5/23/14	405,000	405,000
4 Wells Fargo Bank NA	0.187%	6/9/14	77,000	77,000
4 Wells Fargo Bank NA	0.185%	8/18/14	352,000	352,000
4 Wells Fargo Bank NA	0.207%	11/5/14	510,000	510,000
4 Wells Fargo Bank NA	0.224%	1/29/15	612,000	612,000
4 Wells Fargo Bank NA	0.226%	2/11/15	495,000	495,000
				7,040,500
Eurodollar Certificates of Deposit (4.4%)
4 Australia & New Zealand Banking Group, Ltd.	0.174%	4/16/14	500,000	500,000
4 Australia & New Zealand Banking Group, Ltd.	0.176%	4/22/14	500,000	500,000
4 Australia & New Zealand Banking Group, Ltd.	0.176%	4/25/14	500,000	500,000
4 Australia & New Zealand Banking Group, Ltd.	0.167%	5/6/14	400,000	400,000
Commonwealth Bank of Australia	0.146%	3/4/14	149,000	149,000
Commonwealth Bank of Australia	0.200%	3/13/14	175,000	175,000
Commonwealth Bank of Australia	0.200%	3/14/14	110,000	110,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Commonwealth Bank of Australia	0.190%	3/19/14	125,000	125,000
Commonwealth Bank of Australia	0.210%	6/20/14	500,000	500,000
HSBC Bank plc (London Branch)	0.190%	3/24/14	495,000	495,000
4 National Australia Bank Ltd.	0.185%	3/17/14	155,000	155,000
4 National Australia Bank Ltd.	0.185%	3/17/14	400,000	400,000
4 National Australia Bank Ltd.	0.183%	3/19/14	633,000	633,000
4 National Australia Bank Ltd.	0.195%	4/22/14	1,000,000	1,000,000
National Australia Bank Ltd.	0.200%	5/19/14	150,000	150,000
				5,792,000
Yankee Certificates of Deposit (27.5%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.185%	3/12/14	50,000	50,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.206%	1/12/15	79,000	79,000
Bank of Montreal (Chicago Branch)	0.170%	3/3/14	39,000	39,000
Bank of Montreal (Chicago Branch)	0.170%	3/10/14	820,000	820,000
4 Bank of Montreal (Chicago Branch)	0.176%	4/28/14	493,000	493,000
4 Bank of Montreal (Chicago Branch)	0.178%	5/6/14	300,000	299,996
4 Bank of Montreal (Chicago Branch)	0.177%	6/9/14	750,000	750,000
4 Bank of Montreal (Chicago Branch)	0.168%	7/7/14	750,000	750,000
4 Bank of Montreal (Chicago Branch)	0.178%	8/5/14	120,000	120,000
4 Bank of Nova Scotia (Houston Branch)	0.164%	3/26/14	500,000	499,998
4 Bank of Nova Scotia (Houston Branch)	0.164%	3/28/14	180,000	180,000
4 Bank of Nova Scotia (Houston Branch)	0.169%	4/1/14	470,000	469,998
Bank of Nova Scotia (Houston Branch)	0.190%	4/14/14	25,000	25,000
4 Bank of Nova Scotia (Houston Branch)	0.176%	4/22/14	300,000	299,998
4 Bank of Nova Scotia (Houston Branch)	0.176%	4/23/14	540,000	539,996
4 Bank of Nova Scotia (Houston Branch)	0.168%	5/6/14	440,000	439,996
4 Bank of Nova Scotia (Houston Branch)	0.183%	5/19/14	190,000	189,998
4 Bank of Nova Scotia (Houston Branch)	0.187%	6/9/14	650,000	650,000
Canadian Imperial Bank of Commerce
(New York Branch)	0.251%	3/5/14	61,800	61,800
4 Commonwealth Bank of Australia
(New York Branch)	0.155%	3/12/14	81,000	81,000
Credit Suisse New York	0.210%	5/2/14	1,000,000	1,000,000
Credit Suisse New York	0.210%	5/15/14	800,000	800,000
Credit Suisse New York	0.210%	5/16/14	500,000	500,000
Credit Suisse New York	0.210%	5/23/14	970,000	970,000
DNB Bank ASA (New York Branch)	0.150%	3/6/14	500,000	500,000
DNB Bank ASA (New York Branch)	0.150%	3/11/14	800,000	800,000
DNB Bank ASA (New York Branch)	0.160%	3/18/14	415,000	415,000
DNB Bank ASA (New York Branch)	0.170%	4/7/14	990,000	990,000
DNB Bank ASA (New York Branch)	0.170%	5/2/14	265,000	265,000
DNB Bank ASA (New York Branch)	0.170%	5/14/14	150,000	150,000
DNB Bank ASA (New York Branch)	0.200%	6/27/14	494,000	494,000
Lloyds TSB Bank plc (New York Branch)	0.160%	3/3/14	250,000	250,000
Lloyds TSB Bank plc (New York Branch)	0.150%	3/5/14	500,000	500,000
Lloyds TSB Bank plc (New York Branch)	0.140%	3/17/14	250,000	250,000
Lloyds TSB Bank plc (New York Branch)	0.140%	4/7/14	150,000	150,000
Lloyds TSB Bank plc (New York Branch)	0.140%	4/10/14	150,000	150,000
Lloyds TSB Bank plc (New York Branch)	0.170%	4/17/14	250,000	250,000
Lloyds TSB Bank plc (New York Branch)	0.170%	5/15/14	1,000,000	1,000,000
Lloyds TSB Bank plc (New York Branch)	0.170%	6/19/14	250,000	250,000
Nordea Bank Finland plc (New York Branch)	0.220%	3/3/14	100,000	100,000
4 Nordea Bank Finland plc (New York Branch)	0.156%	3/10/14	203,000	203,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Nordea Bank Finland plc (New York Branch)	0.145%	3/17/14	125,000	125,000
4 Nordea Bank Finland plc (New York Branch)	0.145%	3/18/14	201,000	200,999
Nordea Bank Finland plc (New York Branch)	0.205%	3/19/14	198,000	197,999
Nordea Bank Finland plc (New York Branch)	0.210%	3/24/14	100,000	100,000
Nordea Bank Finland plc (New York Branch)	0.210%	3/24/14	300,000	300,000
Nordea Bank Finland plc (New York Branch)	0.215%	3/25/14	353,000	352,999
Nordea Bank Finland plc (New York Branch)	0.180%	4/1/14	25,000	25,000
Nordea Bank Finland plc (New York Branch)	0.210%	5/1/14	150,000	150,000
Nordea Bank Finland plc (New York Branch)	0.200%	8/21/14	177,000	177,000
Nordea Bank Finland plc (New York Branch)	0.205%	8/25/14	372,000	372,000
4 Rabobank Nederland (New York Branch)	0.165%	3/11/14	813,000	813,000
4 Rabobank Nederland (New York Branch)	0.165%	3/12/14	408,000	408,000
Rabobank Nederland (New York Branch)	0.350%	3/17/14	53,000	53,003
4 Rabobank Nederland (New York Branch)	0.144%	3/24/14	750,000	750,000
4 Rabobank Nederland (New York Branch)	0.155%	3/24/14	800,000	800,000
4 Rabobank Nederland (New York Branch)	0.159%	4/1/14	300,000	300,000
4 Rabobank Nederland (New York Branch)	0.159%	4/1/14	450,000	450,000
Rabobank Nederland (New York Branch)	0.220%	4/1/14	250,000	250,000
4 Rabobank Nederland (New York Branch)	0.187%	7/7/14	110,000	110,000
4 Royal Bank of Canada (New York Branch)	0.158%	4/7/14	81,250	81,250
4 Royal Bank of Canada (New York Branch)	0.235%	4/15/14	80,750	80,758
4 Royal Bank of Canada (New York Branch)	0.185%	8/18/14	580,000	580,000
4 Royal Bank of Canada (New York Branch)	0.205%	11/24/14	250,000	250,000
4 Royal Bank of Canada (New York Branch)	0.205%	12/1/14	440,000	440,000
4 Royal Bank of Canada (New York Branch)	0.235%	2/12/15	90,500	90,500
4 Royal Bank of Canada (New York Branch)	0.234%	2/20/15	157,250	157,250
4 Royal Bank of Canada (New York Branch)	0.235%	2/23/15	450,000	450,000
Skandinaviska Enskilda Banken (New York Branch)	0.195%	6/2/14	875,000	875,000
Skandinaviska Enskilda Banken (New York Branch)	0.195%	6/6/14	305,000	304,996
Skandinaviska Enskilda Banken (New York Branch)	0.190%	6/18/14	262,000	261,996
4 Svenska HandelsBanken (New York Branch)	0.167%	3/10/14	203,000	203,000
4 Svenska HandelsBanken (New York Branch)	0.154%	3/13/14	203,000	203,000
Svenska HandelsBanken (New York Branch)	0.215%	3/28/14	495,000	495,000
Svenska HandelsBanken (New York Branch)	0.210%	5/5/14	325,000	325,003
Svenska HandelsBanken (New York Branch)	0.210%	5/5/14	500,000	500,004
Svenska HandelsBanken (New York Branch)	0.205%	5/13/14	500,000	500,000
Svenska HandelsBanken (New York Branch)	0.200%	5/15/14	165,000	165,000
Svenska HandelsBanken (New York Branch)	0.225%	6/24/14	185,000	185,000
Svenska HandelsBanken (New York Branch)	0.220%	7/1/14	510,000	510,000
Swedbank AB (New York Branch)	0.140%	4/7/14	267,600	267,600
Swedbank AB (New York Branch)	0.143%	4/7/14	178,400	178,400
Toronto Dominion Bank (New York Branch)	0.170%	3/10/14	140,000	140,000
4 Toronto Dominion Bank (New York Branch)	0.146%	3/24/14	450,000	450,000
Toronto Dominion Bank (New York Branch)	0.200%	5/20/14	95,000	95,000
Toronto Dominion Bank (New York Branch)	0.250%	8/12/14	60,000	60,014
4 Toronto Dominion Bank (New York Branch)	0.183%	10/14/14	198,000	198,000
4 Toronto Dominion Bank (New York Branch)	0.185%	10/28/14	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.214%	11/18/14	510,000	510,000
4 Toronto Dominion Bank (New York Branch)	0.215%	11/24/14	220,000	220,000
4 Toronto Dominion Bank (New York Branch)	0.214%	12/19/14	302,000	302,000
4 Toronto Dominion Bank (New York Branch)	0.218%	2/3/15	495,000	495,000
4 Toronto Dominion Bank (New York Branch)	0.218%	2/6/15	500,000	500,000
UBS AG (Stamford Branch)	0.185%	5/2/14	500,000	500,000
UBS AG (Stamford Branch)	0.200%	6/16/14	50,000	50,003
UBS AG (Stamford Branch)	0.175%	6/26/14	600,000	600,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Westpac Banking Corp. (New York Branch)	0.208%	8/6/14	600,000	600,000
4 Westpac Banking Corp. (New York Branch)	0.235%	9/26/14	198,000	197,989
4 Westpac Banking Corp. (New York Branch)	0.224%	11/21/14	250,000	250,000
4 Westpac Banking Corp. (New York Branch)	0.225%	12/12/14	299,000	299,000
4 Westpac Banking Corp. (New York Branch)	0.224%	12/29/14	230,000	230,000
4 Westpac Banking Corp. (New York Branch)	0.227%	1/6/15	130,000	129,994
				35,891,537
Total Certificates of Deposit (Cost $48,724,037)				48,724,037
Other Notes (1.1%)
Bank of America NA	0.210%	3/5/14	394,000	394,000
Bank of America NA	0.190%	3/6/14	493,000	493,000
Bank of America NA	0.190%	5/20/14	392,000	392,000
Bank of America NA	0.190%	5/21/14	158,000	158,000
Total Other Notes (Cost $1,437,000)				1,437,000

			Shares
Money Market Fund (1.3%)
7 Vanguard Municipal Cash Management Fund
(Cost $1,743,003)	0.044%		1,743,003,371	1,743,003

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (0.3%)
8 California Educational Facilities Authority Revenue
(University of San Francisco) VRDO	0.050%	3/7/14	13,375	13,375
8 California Educational Facilities Authority Revenue
(University of San Francisco) VRDO	0.050%	3/7/14	8,800	8,800
8 Clark County NV Industrial Development Revenue
(Southwest Gas Corp. Project) VRDO	0.060%	3/7/14	33,900	33,900
8 Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.040%	3/7/14	5,480	5,480
8 District of Columbia Revenue
(Washington Drama Society) VRDO	0.040%	3/7/14	29,200	29,200
8 District of Columbia Revenue
(World Wildlife Fund Inc.) VRDO	0.040%	3/7/14	19,500	19,500
8 Illinois Finance Authority Revenue
(Presbyterian Homes) VRDO	0.040%	3/7/14	12,500	12,500
8 Lee Memorial Health System Florida Hospital
Revenue VRDO	0.050%	3/7/14	6,425	6,425
8 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.070%	3/7/14	14,250	14,250
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project) PUT	0.550%	4/10/14	182,000	182,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.060%	3/7/14	14,440	14,440
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.060%	3/7/14	45,070	45,070
8 Warren County KY Revenue
(Western Kentucky University Student Life
Foundation Inc. Project) VRDO	0.050%	3/7/14	15,500	15,500

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
8	Wisconsin Health & Educational Facilities Authority
	Revenue (Concordia University Inc.) VRDO	0.040%	3/7/14	3,735	3,735
8	Wisconsin Health & Educational Facilities Authority
	Revenue (Gundersen Lutheran) VRDO	0.060%	3/7/14	11,000	11,000
8	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.050%	3/7/14	20,695	20,695
Total Tax-Exempt Municipal Bonds (Cost $435,870)					435,870
Corporate Bonds (0.4%)
Finance (0.3%)
4	Royal Bank of Canada	0.473%	1/6/15	265,500	266,057
4	Royal Bank of Canada	0.538%	4/17/14	77,000	77,037
					343,094
Finance—Auto (0.1%)
4	Toyota Motor Credit Corp.	0.242%	1/14/15	156,000	156,000
Total Corporate Bonds (Cost $499,094)					499,094
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Domestic Banks (0.1%)
	Province of Ontario (Cost $70,300)	4.100%	6/16/14	69,500	70,300
Taxable Municipal Bonds (0.3%)
[6,8]	BlackRock Municipal Bond Trust TOB VRDO	0.110%	3/3/14	18,105	18,105
[6,8]	BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.110%	3/3/14	9,660	9,660
[6,8]	BlackRock Municipal Income Trust TOB VRDO	0.110%	3/3/14	207,000	207,000
[6,8]	BlackRock MuniHoldings Fund II, Inc. TOB VRDO	0.110%	3/3/14	21,850	21,850
[6,8]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.110%	3/3/14	19,165	19,165
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	3/3/14	100,000	100,000
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.110%	3/3/14	19,875	19,875
[6,8]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.110%	3/3/14	12,910	12,910
[6,8]	BlackRock Strategic Municipal Trust TOB VRDO	0.110%	3/3/14	9,820	9,820
[4,6,8] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.190%	3/7/14	13,000	13,000
[4,6]	Massachusetts Transportation Fund
	Revenue TOB VRDO	0.190%	3/7/14	13,100	13,100
[4,6]	Seattle WA Municipal Light & Power
	Revenue TOB VRDO	0.190%	3/7/14	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)					450,885
Total Investments (99.4%) (Cost $129,881,123)					129,881,123
Other Assets and Liabilities (0.6%)
Other Assets					1,046,448
Liabilities					(305,511)
					740,937
Net Assets (100%)					130,622,060

Prime Money Market Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	130,621,081
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	979
Net Assets	130,622,060

Investor Shares—Net Assets
Applicable to 102,394,126,523 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	102,404,448
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 28,216,391,150 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	28,217,612
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2014, the aggregate value of these securities was $17,570,147,000, representing 13.5% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $1,974,528,000, representing 1.5% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest[1]	99,044
Total Income	99,044
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,632
Management and Administrative—Investor Shares	66,698
Management and Administrative—Institutional Shares	9,813
Marketing and Distribution—Investor Shares	12,912
Marketing and Distribution—Institutional Shares	3,495
Custodian Fees	858
Shareholders’ Reports—Investor Shares	281
Shareholders’ Reports—Institutional Shares	83
Trustees’ Fees and Expenses	57
Total Expenses	95,829
Expense Reduction—Note B	(9,154)
Net Expenses	86,675
Net Investment Income	12,369
Realized Net Gain (Loss) on Investment Securities Sold	811
Net Increase (Decrease) in Net Assets Resulting from Operations	13,180
1 Interest income from an affiliated company of the fund was $556,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,369	36,500
Realized Net Gain (Loss)	811	1,603
Net Increase (Decrease) in Net Assets Resulting from Operations	13,180	38,103
Distributions
Net Investment Income
Investor Shares	(5,109)	(17,736)
Institutional Shares	(7,260)	(18,764)
Realized Capital Gain[1]
Investor Shares	(8,860)	—
Institutional Shares	(2,363)	—
Total Distributions	(23,592)	(36,500)
Capital Share Transactions
Investor Shares	253,143	11,946,615
Institutional Shares	1,205,129	2,471,452
Net Increase (Decrease) from Capital Share Transactions	1,458,272	14,418,067
Total Increase (Decrease)	1,447,860	14,419,670
Net Assets
Beginning of Period	129,174,200	114,754,530
End of Period	130,622,060	129,174,200

1 Includes fiscal 2013 short-term gain distributions totaling $11,223,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,				Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0002	.0004	.001	.001	.013
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0002	.0004	.001	.001	.013
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.0004)	(.001)	(.001)	(.013)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—	—
Total Distributions	(.0001)	(.0002)	(.0004)	(.001)	(.001)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return [2]	0.01%	0.02%	0.04%	0.06%	0.08%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $102,404 $102,160			$90,212	$92,404	$88,684	$96,078
Ratio of Expenses to
Average Net Assets	0.14%[3]	0.16%[3]	0.16%	0.20%	0.23%	0.28%[4]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.04%	0.06%	0.08%	1.25%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2014 and 0.17% for 2013. See Note B in the
Notes to Financial Statements.
4 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0003	.001	.001	.002	.002	.015
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0003	.001	.001	.002	.002	.015
Distributions
Dividends from Net Investment Income	(.0003)	(.001)	(.001)	(.002)	(.002)	(.015)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—	—
Total Distributions	(.0003)	(.001)	(.001)	(.002)	(.002)	(.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.03%	0.07%	0.11%	0.17%	0.22%	1.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,218	$27,015	$24,543	$21,739	$19,107	$18,323
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.09%	0.09%	0.09%	0.13%[2]
Ratio of Net Investment Income to
Average Net Assets	0.05%	0.07%	0.11%	0.17%	0.22%	1.40%

The expense ratio and net income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counter-parties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral. The fund had no open repurchase agreements at February 28, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its

Prime Money Market Fund

net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $14,643,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 5.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2014, Vanguard’s expenses allocated to the Investor Shares were reduced by $9,154,000 (an effective annual rate of 0.02% of the average net assets of the Investor Shares class).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 28, 2014		August 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	68,508,552	68,508,552	133,084,052	133,084,052
Issued in Lieu of Cash Distributions	13,776	13,776	17,373	17,373
Redeemed	(68,269,185)	(68,269,185)	(121,154,810)	(121,154,810)
Net Increase (Decrease)—Investor Shares	253,143	253,143	11,946,615	11,946,615
Institutional Shares
Issued	9,613,928	9,613,928	17,154,977	17,154,977
Issued in Lieu of Cash Distributions	9,433	9,433	18,370	18,370
Redeemed	(8,418,232)	(8,418,232)	(14,701,895)	(14,701,895)
Net Increase (Decrease)—Institutional Shares	1,205,129	1,205,129	2,471,452	2,471,452

E. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 28, 2014

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.14%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	56 days

Sector Diversification (% of portfolio)
Repurchase Agreements	3.1%
U.S. Government Obligations	89.7
U.S. Treasury Bills	7.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.10%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.11%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2003, Through February 28, 2014
		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2004	0.82%	0.40%
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00
2014	0.01	0.00

7-day SEC yield (2/28/2014): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.02%	0.09%	1.67%

See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (98.1%)
2	Fannie Mae Discount Notes	0.063%–0.150%	3/5/14	14,080	14,080
2	Fannie Mae Discount Notes	0.090%	3/12/14	2,224	2,224
2	Fannie Mae Discount Notes	0.110%	4/9/14	4,667	4,666
2	Fannie Mae Discount Notes	0.095%	4/21/14	9,720	9,719
2	Fannie Mae Discount Notes	0.080%	4/23/14	17,290	17,288
2	Fannie Mae Discount Notes	0.085%	5/7/14	5,000	4,999
2	Fannie Mae Discount Notes	0.075%–0.080%	5/14/14	69,736	69,725
2	Fannie Mae Discount Notes	0.065%	5/21/14	13,000	12,998
2	Fannie Mae Discount Notes	0.130%	5/28/14	5,200	5,198
2	Fannie Mae Discount Notes	0.130%	6/2/14	11,000	10,996
2	Fannie Mae Discount Notes	0.140%	6/4/14	4,995	4,993
2	Fannie Mae Discount Notes	0.130%–0.140%	6/11/14	38,928	38,914
2	Fannie Mae Discount Notes	0.080%–0.090%	6/16/14	11,500	11,497
2	Fannie Mae Discount Notes	0.090%	7/23/14	2,700	2,699
2	Fannie Mae Discount Notes	0.120%	8/1/14	3,400	3,398
2	Fannie Mae Discount Notes	0.110%	8/20/14	1,266	1,265
3	Federal Home Loan Bank Discount Notes	0.070%–0.100%	3/7/14	11,609	11,609
3	Federal Home Loan Bank Discount Notes	0.068%–0.120%	3/12/14	76,370	76,368
3	Federal Home Loan Bank Discount Notes	0.100%	3/14/14	3,000	3,000
3	Federal Home Loan Bank Discount Notes	0.105%–0.120%	3/19/14	35,304	35,302
3	Federal Home Loan Bank Discount Notes	0.095%–0.120%	3/21/14	99,135	99,129
3	Federal Home Loan Bank Discount Notes	0.109%	3/26/14	30,000	29,998
3	Federal Home Loan Bank Discount Notes	0.110%	4/2/14	32,000	31,997
3	Federal Home Loan Bank Discount Notes	0.094%–0.110%	4/4/14	40,800	40,796
3	Federal Home Loan Bank Discount Notes	0.090%–0.120%	4/9/14	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.100%	4/21/14	2,500	2,500
3	Federal Home Loan Bank Discount Notes	0.067%	4/23/14	40,000	39,996
3	Federal Home Loan Bank Discount Notes	0.090%–0.120%	5/2/14	9,500	9,498
3	Federal Home Loan Bank Discount Notes	0.080%–0.120%	5/7/14	21,689	21,685
3	Federal Home Loan Bank Discount Notes	0.110%–0.120%	5/9/14	35,000	34,993
3	Federal Home Loan Bank Discount Notes	0.080%	5/16/14	50,000	49,992
3	Federal Home Loan Bank Discount Notes	0.115%	5/21/14	25,000	24,994
3	Federal Home Loan Bank Discount Notes	0.075%–0.130%	5/23/14	42,672	42,664
3	Federal Home Loan Bank Discount Notes	0.140%	5/30/14	20,000	19,993
3	Federal Home Loan Bank Discount Notes	0.080%	6/2/14	5,000	4,999

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.080%	6/6/14	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.090%	6/11/14	3,670	3,669
3	Federal Home Loan Bank Discount Notes	0.142%	6/20/14	3,000	2,999
3	Federal Home Loan Bank Discount Notes	0.095%–0.130%	7/23/14	21,400	21,391
[3,4]	Federal Home Loan Banks	0.109%	4/3/14	25,000	25,000
[3,4]	Federal Home Loan Banks	0.096%	4/25/14	30,000	30,000
[3,4]	Federal Home Loan Banks	0.099%	5/1/14	40,000	40,000
[3,4]	Federal Home Loan Banks	0.098%	5/6/14	33,000	33,000
[3,4]	Federal Home Loan Banks	0.115%	5/27/14	50,000	50,001
[3,4]	Federal Home Loan Banks	0.098%	6/6/14	60,000	60,000
[3,4]	Federal Home Loan Banks	0.099%	7/3/14	14,000	14,000
[3,4]	Federal Home Loan Banks	0.094%	8/13/14	30,000	30,000
[3,4]	Federal Home Loan Banks	0.139%	10/1/14	6,000	5,999
[3,4]	Federal Home Loan Banks	0.104%	11/3/14	10,000	10,000
[3,4]	Federal Home Loan Banks	0.096%	11/25/14	60,000	59,994
[3,4]	Federal Home Loan Banks	0.105%	12/19/14	41,000	40,998
[3,4]	Federal Home Loan Banks	0.117%	3/10/15	2,500	2,500
[2,4]	Federal Home Loan Mortgage Corp.	0.146%	11/25/15	60,000	60,000
[2,4]	Federal National Mortgage Assn.	0.134%	6/20/14	47,000	46,999
[2,4]	Federal National Mortgage Assn.	0.136%	9/11/14	150,000	149,984
[2,4]	Federal National Mortgage Assn.	0.124%	2/27/15	75,000	74,985
[2,4]	Federal National Mortgage Assn.	0.127%	8/5/15	30,000	29,991
2	Freddie Mac Discount Notes	0.090%	3/3/14	6,061	6,061
2	Freddie Mac Discount Notes	0.100%	3/4/14	3,000	3,000
2	Freddie Mac Discount Notes	0.080%–0.090%	3/10/14	68,569	68,567
2	Freddie Mac Discount Notes	0.080%–0.090%	3/13/14	6,500	6,500
2	Freddie Mac Discount Notes	0.089%–0.095%	3/17/14	37,000	36,999
2	Freddie Mac Discount Notes	0.095%–0.100%	3/18/14	49,500	49,498
2	Freddie Mac Discount Notes	0.110%	3/20/14	1,693	1,693
2	Freddie Mac Discount Notes	0.070%–0.089%	3/24/14	25,000	24,999
2	Freddie Mac Discount Notes	0.070%	4/7/14	30,000	29,998
2	Freddie Mac Discount Notes	0.100%	4/8/14	3,000	3,000
2	Freddie Mac Discount Notes	0.100%	4/15/14	3,000	3,000
2	Freddie Mac Discount Notes	0.070%–0.100%	4/21/14	98,873	98,860
2	Freddie Mac Discount Notes	0.120%	4/28/14	4,800	4,799
2	Freddie Mac Discount Notes	0.070%	5/1/14	39,000	38,995
2	Freddie Mac Discount Notes	0.130%	5/2/14	10,000	9,998
2	Freddie Mac Discount Notes	0.120%	5/6/14	2,500	2,499
2	Freddie Mac Discount Notes	0.105%–0.110%	5/12/14	65,000	64,986
2	Freddie Mac Discount Notes	0.070%	5/13/14	15,000	14,998
2	Freddie Mac Discount Notes	0.070%–0.120%	5/14/14	20,300	20,295
2	Freddie Mac Discount Notes	0.080%	5/15/14	25,300	25,296
2	Freddie Mac Discount Notes	0.070%–0.100%	5/19/14	17,760	17,757
2	Freddie Mac Discount Notes	0.120%	5/20/14	26,200	26,193
2	Freddie Mac Discount Notes	0.080%	5/22/14	21,000	20,996
2	Freddie Mac Discount Notes	0.100%–0.120%	5/27/14	23,100	23,093
2	Freddie Mac Discount Notes	0.130%	6/2/14	11,713	11,709
2	Freddie Mac Discount Notes	0.080%	6/3/14	1,250	1,250
2	Freddie Mac Discount Notes	0.130%	6/9/14	7,205	7,202
2	Freddie Mac Discount Notes	0.120%–0.125%	6/10/14	38,603	38,589
2	Freddie Mac Discount Notes	0.130%	6/16/14	20,000	19,992
2	Freddie Mac Discount Notes	0.100%–0.120%	6/18/14	7,600	7,597
2	Freddie Mac Discount Notes	0.100%	6/23/14	2,085	2,084
2	Freddie Mac Discount Notes	0.135%–0.140%	6/25/14	30,000	29,987
2	Freddie Mac Discount Notes	0.080%	6/30/14	1,050	1,050
2	Freddie Mac Discount Notes	0.140%	7/1/14	14,775	14,768

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
2	Freddie Mac Discount Notes	0.110%	7/7/14	19,000	18,993
2	Freddie Mac Discount Notes	0.110%	7/11/14	7,400	7,397
2	Freddie Mac Discount Notes	0.095%	7/21/14	14,800	14,794
	United States Treasury Bill	0.095%	5/15/14	100,000	99,980
	United States Treasury Bill	0.100%	5/22/14	30,000	29,993
	United States Treasury Note/Bond	1.250%	3/15/14	22,000	22,010
	United States Treasury Note/Bond	1.750%	3/31/14	90,000	90,122
	United States Treasury Note/Bond	0.250%	4/30/14	55,000	55,015
	United States Treasury Note/Bond	1.875%	4/30/14	45,000	45,132
	United States Treasury Note/Bond	1.000%	5/15/14	40,000	40,074
	United States Treasury Note/Bond	4.750%	5/15/14	15,770	15,921
	United States Treasury Note/Bond	0.250%	5/31/14	128,630	128,678
	United States Treasury Note/Bond	2.250%	5/31/14	10,677	10,735
	United States Treasury Note/Bond	0.750%	6/15/14	76,044	76,190
	United States Treasury Note/Bond	2.625%	6/30/14	51,631	52,071
	United States Treasury Note/Bond	0.250%	6/30/14	56,579	56,611
	United States Treasury Note/Bond	0.625%	7/15/14	72,136	72,283
	United States Treasury Note/Bond	2.625%	7/31/14	625	632
	United States Treasury Note/Bond	0.500%	8/15/14	35,000	35,064
	United States Treasury Note/Bond	4.250%	8/15/14	1,188	1,211
	United States Treasury Note/Bond	0.250%	8/31/14	10,000	10,008
Total U.S. Government and Agency Obligations (Cost $3,214,902)					3,214,902
Repurchase Agreements (1.7%)
	Federal Reserve Bank of New York
	(Dated 2/28/14, Repurchase Value $56,000,000,
	collateralized by U.S. Treasury Note/Bond 3.875%,
	5/15/18, with a value of $56,000,000)
	(Costs $56,000)	0.050%	3/3/14	56,000	56,000
Total Investments (99.8%) (Cost $3,270,902)					3,270,902
Other Assets and Liabilities (0.2%)
Other Assets					8,875
Liabilities					(2,477)
					6,398
Net Assets (100%)
Applicable to 3,276,770,139 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					3,277,300
Net Asset Value Per Share					$1.00

Federal Money Market Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	3,277,280
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	20
Net Assets	3,277,300

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest	1,777
Total Income	1,777
Expenses
The Vanguard Group—Note B
Investment Advisory Services	43
Management and Administrative	1,492
Marketing and Distribution	283
Custodian Fees	22
Shareholders’ Reports	13
Trustees’ Fees and Expenses	2
Total Expenses	1,855
Expense Reduction—Note B	(249)
Net Expenses	1,606
Net Investment Income	171
Realized Net Gain (Loss) on Investment Securities Sold	13
Net Increase (Decrease) in Net Assets Resulting from Operations	184

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	171	512
Realized Net Gain (Loss)	13	61
Net Increase (Decrease) in Net Assets Resulting from Operations	184	573
Distributions
Net Investment Income	(171)	(512)
Realized Capital Gain[1]	(206)	—
Total Distributions	(377)	(512)
Capital Share Transactions (at $1.00 per share)
Issued	163,767	345,150
Issued in Lieu of Cash Distributions	371	503
Redeemed	(408,314)	(927,215)
Net Increase (Decrease) from Capital Share Transactions	(244,176)	(581,562)
Total Increase (Decrease)	(244,369)	(581,501)
Net Assets
Beginning of Period	3,521,669	4,103,170
End of Period	3,277,300	3,521,669

1 Includes fiscal 2014 short-term gain distributions totaling $206,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 0000[1]	.0001	.0001	.0002	.0004	.011
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0000	.0001	.0001	.0002	.0004	.011
Distributions
Dividends from Net Investment Income	(.0000)[1]	(.0001)	(.0001)	(.0002)	(.0004)	(.011)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—	—
Total Distributions	(.0000)	(.0001)	(.0001)	(.0002)	(.0004)	(.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.01%	0.01%	0.01%	0.02%	0.04%	1.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,277	$3,522	$4,103	$4,794	$6,048	$9,386
Ratio of Expenses to
Average Net Assets	0.10%[3]	0.13%[3]	0.12%[3]	0.19%[3]	0.22%	0.27% [4]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.01%	0.02%	0.04%	1.03%

The expense ratio and net income ratio for the current period have been annualized.
1 Net investment income, dividends from net investment income, and distributions from realized capital gains were each less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2014, 0.14% for 2013, 0.16% for 2012, and
0.20% for 2011. See Note B in the Notes to Financial Statements.
4 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $369,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2014, Vanguard’s expenses were reduced by $249,000 (an effective annual rate of 0.01% of the fund’s average net assets).

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of February 28, 2014

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.09%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	58 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2014, the annualized expense ratio was 0.06%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.09%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2003, Through February 28, 2014
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2004	0.91%	0.39%
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.02	0.00
2014	0.01	0.00

7-day SEC yield (2/28/2014): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2014, performance data reflect the six months ended February 28, 2014.

Average Annual Total Returns: Periods Ended December 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.01%	0.06%	1.58%

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.9%)
United States Treasury Bill	0.075%	3/6/14	510,000	509,995
United States Treasury Bill	0.050%–0.080%	3/13/14	1,470,000	1,469,967
United States Treasury Bill	0.035%–0.071%	3/20/14	976,262	976,229
United States Treasury Bill	0.060%–0.071%	3/27/14	810,748	810,707
United States Treasury Bill	0.065%	4/3/14	750,000	749,955
United States Treasury Bill	0.063%	4/10/14	450,000	449,968
United States Treasury Bill	0.055%	5/1/14	800,000	799,925
United States Treasury Bill	0.038%	5/8/14	867,008	866,946
United States Treasury Bill	0.095%	5/15/14	650,000	649,871
United States Treasury Bill	0.048%–0.051%	5/22/14	765,000	764,914
United States Treasury Bill	0.046%	5/29/14	655,000	654,926
United States Treasury Bill	0.105%	6/5/14	300,000	299,916
United States Treasury Bill	0.098%	6/12/14	120,000	119,967
United States Treasury Bill	0.087%	6/26/14	100,000	99,972
United States Treasury Bill	0.088%	7/10/14	312,000	311,901
United States Treasury Note/Bond	1.750%	3/31/14	200,000	200,275
United States Treasury Note/Bond	4.750%	5/15/14	400,000	403,846
United States Treasury Note/Bond	2.250%	5/31/14	50,000	50,272
United States Treasury Note/Bond	0.250%	6/30/14	500,368	500,647
United States Treasury Note/Bond	2.375%	8/31/14	208,000	210,349
United States Treasury Note/Bond	0.250%	9/30/14	50,000	50,044
Total U.S. Government and Agency Obligations (Cost $10,950,592)				10,950,592
Total Investments (99.9%) (Cost $10,950,592)				10,950,592
Other Assets and Liabilities (0.1%)
Other Assets				17,532
Liabilities				(6,750)
				10,782
Net Assets (100%)
Applicable to 10,958,391,194 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				10,961,374
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At February 28, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	10,961,431
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(57)
Net Assets	10,961,374

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2014
($000)
Investment Income
Income
Interest	3,650
Total Income	3,650
Expenses
The Vanguard Group—Note B
Investment Advisory Services	144
Management and Administrative	3,985
Marketing and Distribution	831
Custodian Fees	59
Shareholders’ Reports	22
Trustees’ Fees and Expenses	5
Total Expenses	5,046
Expense Reduction—Note B	(1,956)
Net Expenses	3,090
Net Investment Income	560
Realized Net Gain (Loss) on Investment Securities Sold	(74)
Net Increase (Decrease) in Net Assets Resulting from Operations	486

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	560	1,989
Realized Net Gain (Loss)	(74)	3
Net Increase (Decrease) in Net Assets Resulting from Operations	486	1,992
Distributions
Net Investment Income	(560)	(1,989)
Realized Capital Gain[1]	(185)	—
Total Distributions	(745)	(1,989)
Capital Share Transactions (at $1.00 per share)
Issued	340,902	733,020
Issued in Lieu of Cash Distributions	727	1,932
Redeemed	(1,039,521)	(2,429,133)
Net Increase (Decrease) from Capital Share Transactions	(697,892)	(1,694,181)
Total Increase (Decrease)	(698,151)	(1,694,178)
Net Assets
Beginning of Period	11,659,525	13,353,703
End of Period	10,961,374	11,659,525

1 Includes fiscal 2014 short-term gain distributions totaling $185,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 0000[1]	.0002	.0001	.0002	.0003	.007
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0000	.0002	.0001	.0002	.0003	.007
Distributions
Dividends from Net Investment Income	(.0000)[1]	(.0002)	(.0001)	(.0002)	(.0003)	(.007)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—	—
Total Distributions	(.0000)	(.0002)	(.0001)	(.0002)	(.0003)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.01%	0.02%	0.01%	0.02%	0.03%	0.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,961	$11,660	$13,354	$15,314	$18,726	$25,435
Ratio of Expenses to
Average Net Assets	0.06%[3]	0.08% [3]	0.05%[3]	0.11%[3]	0.14%	0.15%[4]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.01%	0.02%	0.03%	0.74%

The expense ratio and net income ratio for the current period have been annualized.
1 Net investment income, dividends from net investment income, and distributions from realized capital gains were each less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2014, 0.09% for 2013, 0.10% for 2012, and
0.12% for 2011. See Note B in the Notes to Financial Statements.
4 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements. 1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2013), and for the period ended February 28, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2014, the fund had contributed capital of $1,233,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.49% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended February 28, 2014, Vanguard’s expenses were reduced by $1,956,000 (an effective annual rate of 0.03% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Admiral Treasury Money Market Fund

At February 28, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2013	2/28/2014	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.14	$0.69
Institutional Shares	1,000.00	1,000.34	0.50
Federal Money Market Fund	$1,000.00	$1,000.11	$0.50
Admiral Treasury Money Market Fund	$1,000.00	$1,000.07	$0.30
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.10	$0.70
Institutional Shares	1,000.00	1,024.30	0.50
Federal Money Market Fund	$1,000.00	$1,024.30	$0.50
Admiral Treasury Money Market Fund	$1,000.00	$1,024.50	$0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.14% for Investor Shares and 0.10% for Institutional Shares; for the Federal Money Market Fund, 0.10%; and for the Admiral Treasury Money Market Fund, 0.06%. The annualized six-month expense ratios for the Prime Money Market Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Prime Money Market Fund Investor Shares, 0.16%; for the Federal Money Market Fund, 0.11%; for the Admiral Treasury Money Market Fund, 0.09%.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q302 042014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.